SHARE CAPITAL AND RESERVES (Details Narrative) - CAD ($)							1 Months Ended									12 Months Ended
	Jul. 08, 2024	Feb. 07, 2024	Dec. 05, 2023	Sep. 08, 2023	Jul. 12, 2022	Jan. 11, 2022	May 30, 2024	Mar. 22, 2024	Mar. 20, 2024	Dec. 18, 2023	Nov. 27, 2023	Oct. 30, 2023	Sep. 28, 2023	Oct. 31, 2022	Oct. 26, 2022	Jul. 31, 2024
Statement [Line Items]
Common stock shares issued				500,000									500,000
Shares issued on exercise of warrants	750,000	705,555	416,667					15,000	750,000	277,778	250,000	1,538,889
Number of Options granted	750,000	705,555	416,667	500,000		1,995,700				277,778	250,000		500,000	3,204,300	2,750,000
Estimated flow-through eligible expenditures description							Company issued 3,300,000 flow-through shares (“FT Shares”) at $0.35 per FT Share for gross proceeds of flow-through funds of $1,155,000, and 6,000,000 non-flow-through shares (“Non-FT Shares”) at $0.35 per Non-FT Share for gross proceeds of $2,100,000. A key new investor, the Sutton Group Inc., subscribed for 6,000,000 of Non-FT Shares and became an insider of the Company, and 3,300,000 FT Shares were issued to Robert Dickinson, a director of the Company
Gross proceeds	$ 150,000				$ 200,000							$ 15,389			$ 550,000	$ 150,000
Estimated flow-through eligible expenditures																$ 2,188,414
Proceeds from exercise of warrants	$ 150,000	$ 127,000	$ 75,000	$ 100,000				$ 4,350	$ 210,000	$ 50,000	$ 50,000	$ 277,000	$ 100,000
Fair value of Options		$ 7,055	$ 4,167		$ 200,000					$ 2,778
Warrant exercise price	$ 0.20	$ 0.18	$ 0.18	$ 0.20						$ 0.18	$ 0.20	$ 0.18	$ 0.20			$ 0.18
Share issuance costs																$ 17,174
Weighted average remaining life of the outstanding options						10 years								5 years	5 years	4 years 3 months
Weighted average remaining life of the outstanding warrants																3 years 4 months 24 days
Weighted average exercise price exercised						$ 0.20								$ 0.20	$ 0.20	$ 0.20
Expected life						10 years								5 years
Volatility						350.00%								478.00%
Dividend yield						0.00%								0.00%
Risk-free rate						1.71%								3.43%
Fair value of the stock options granted to equity-settled share-based compensation						$ 399,140								$ 640,860
Options fully vested as granted and valued						$ 399,140								$ 640,860
Shares issued on exercise of options					1,000,000
Flow-through shares premium liability
Statement [Line Items]
Share premium liability description	The closing quote of the shares at $0.46 on July 8, 2024 resulted in no residual value to allocate to either warrants or flow-through share premium liability						the gross proceeds of $9,474 remained to be spent for flow-through eligible expenditures on or before May 30, 2026									The Company did not recognize any flow-through share premium liability for the flow through share issuance on October 30, 2023, as the $0.18 unit price has allocated $0.17 to the common shares and $0.01 residual value of the total unit price to the warrants issued on October 30, 2023
Estimated flow-through eligible expenditures description																The Company recognized a flow-through share premium liability of $62,778 to account for the excess of the subscription or exercise price at $0.20 over the fair value of the shares issued on September 8 (closing quote at $0.19 per share), September 28, 2023 (closing quote at $0.17 per share), on November 27 (closing quote at $0.14 per share), and for the excess of the subscription or exercise price at $0.18 over the fair value of the shares issued on December 5 (closing quote at $0.14 per share) and December 18, 2023 (closing quote at $0.14 per share
Gross proceeds							$ 1,155,000									$ 2,084,000
Warrant exercise price	$ 0.20	$ 0.18					$ 0.35									$ 0.18